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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TB Alternative Assets Ltd.
Address: Rm 1206, One Lujiazui
         68 Yincheng (c) Road, Pudong,
         Shanghai, People's Republic of China

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Shujun Li
Title: Director
Phone: 86-21-50106156

Signature, Place, and Date of Signing:


                                        Shanghai, People's
/s/ Shujun Li                            Republic of China   February 1st, 2010
-------------------------------------   ------------------   ------------------
            [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          6
Form 13F Information Table Value Total:   $142,690
                                        (thousands)

List of Other Included Managers:

None.

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                           FORM 13F INFORMATION TABLE

         COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
----------------------------  ---------  --------  --------  --------------------  ----------  --------  ---------------------
                              TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER
       NAME OF ISSUER           CLASS     CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
       --------------         --------  ---------  --------  ---------  ---  ----  ----------  --------  ----  ---------  ----
CHINA REAL ESTATE INFOR CORP     ADR    16948Q103    9,882     900,000  SH          DEFINED                      900,000
FOCUS MEDIA HLDG LTD          SPON ADR  34415V109   91,930   5,800,000  SH          DEFINED                    5,800,000
HOME INNS & HOTELS MGMT INC   SPON ADR  43713W107    8,990     254,311  SH          DEFINED                      254,311
SIMCERE PHARMACEUTICAL GROUP  SPON ADR  82859P104    2,013     217,806  SH          DEFINED                      217,806
SINA CORP                        ORD    G81477104   15,813     350,000  SH          DEFINED                      350,000
SOHU COM INC                     COM    83408W103   14,062     245,500  SH          DEFINED                      245,500